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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Abingworth LLP

Address:  Princes House, 38 Jermyn Street, London, England SW1Y 6DN

Form 13F File Number: 28-14285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Abell

Title:   Member

Phone:   +44 (0)20 7534 1500

Signature, Place, and Date of Signing:

/s/ James Abell                        London, UK                May 14, 2012
---------------------------    --------------------------     ------------------
(Name)                               (City, State)                  (Date)

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 22 items

Form 13F Information Table Value Total: $198,786 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number         Name

1     Not applicable               Abingworth Management Limited

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                           FORM 13F INFORMATION TABLE

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

COLUMN 1                        COLUMN 2   COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
----------------------------- ----------- --------- -------- ----------------------  -----------  --------  -----------------------
                                TITLE OF             VALUE    SHRS OR          PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP   (x$1000)  PRN AMT  SH/PRN  CALL   DISCRETION  MANAGERS    SOLE     SHARED  NONE
----------------------------- ----------- --------- -------- --------- ------  ----  -----------  --------  ---------  ------  ----
ALEXZA PHARMACEUTICALS INC        COM     15384100     1,723 2,869,207   SH            DEFINED        1     2,869,207
ALLOS THERAPEUTICS INC            COM     19777101       392   265,000   SH            DEFINED        1       265,000
ALNYLAM PHARMACEUTICALS INC       COM     02043Q107   20,063 1,814,053   SH            DEFINED        1     1,814,053
AMARIN CORP PLC                SPONS ADR  23111206    89,302 7,895,826   SH            DEFINED        1     7,895,826
ASTEX PHARMACEUTICALS             COM     04624B103    8,342 4,484,697   SH            DEFINED        1     4,484,697
AVANIR PHARMACEUTICALS INC       CL A     05348P401      385   112,500   SH            DEFINED        1       112,500
CELLDEX THERAPEUTICS INC          COM     15117B103    1,748   343,396   SH            DEFINED        1       343,396
CARDIOME PHARMA CORP              COM     14159U202      339   480,856   SH            DEFINED        1       480,856
CLOVIS ONCOLOGY                   COM     189464100   32,839 1,303,668   SH            DEFINED        1     1,303,668
CORNERSTONE THERAPEUTICS INC      COM     21924P103      505    84,742   SH            DEFINED        1        84,742
ENTREMED INC                      COM     29382F202      149    70,760   SH            DEFINED        1        70,760
EXELIXIS INC                      COM     30161Q104    2,150   415,000   SH            DEFINED        1       415,000
INCYTE CORP                       COM     45337C102   16,027   830,417   SH            DEFINED        1       830,417
ISIS PHARMACEUTICALS INC         NOTE     464337AE4    1,242     1,280   PRN           DEFINED        1         1,280
ISIS PHARMACEUTICALS INC          COM     464330109    2,349   267,578   SH            DEFINED        1       267,578
NEKTAR THERAPEUTICS               COM     640268108    5,258   663,946   SH            DEFINED        1       663,946
NOVAVAX INC                       COM     670002104    1,910 1,503,824   SH            DEFINED        1     1,503,824
ONCOGENEX PHARMACEUTICALS INC     COM     68230A106    8,024   603,740   SH            DEFINED        1       603,740
PONIARD PHARMACEUTICALS INC       COM     732449301       10     4,556   SH            DEFINED        1         4,556
SUNESIS PHARMACEUTICALS INC       COM     867328502      370   129,358   SH            DEFINED        1       129,358
ZALICUS INC                       COM     98887C105    1,037   864,044   SH            DEFINED        1       864,044
ZOGENIX INC                       COM     98978L105    4,624 2,335,218   SH            DEFINED        1     2,335,218